Pension Plans and Retiree Benefits - Schedule of Amount Included in the Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	$ 674	$ 572
Accounts payable and accrued liabilities (a)	(8)	(9)
Future employee obligations	(86)	(155)
Total amounts included in Consolidated Balance Sheets	580	408
Defined Benefit
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	37	0
Accounts payable and accrued liabilities (a)	(8)	(9)
Future employee obligations	(75)	(145)
Total amounts included in Consolidated Balance Sheets	(46)	(154)
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	637	572
Accounts payable and accrued liabilities (a)	0	0
Future employee obligations	(11)	(10)
Total amounts included in Consolidated Balance Sheets	$ 626	$ 562